Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Property, Plant and Equipment [Abstract]
Office equipment	$ 39,602	$ 39,602
Less: Accumulated depreciation	(29,174)	(22,574)
Property, plant and equipment, net	$ 10,428	$ 17,028